Airport Concessions - Additional Information (Detail) $ in Thousands, $ in Millions				12 Months Ended
	Oct. 08, 2019 USD ($)	Nov. 07, 2018 USD ($)	Oct. 10, 2018	Dec. 31, 2021 MXN ($) Airport	Dec. 31, 2021 USD ($) Airport	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2015
Disclosure of detailed information about service concession arrangements [Line Items]
Tax recognized				$ 2,315,686		$ 722,474		$ 2,055,783
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Term of concession to operate, maintain and operate the airport										30 years
Additional concession fee percentage on excess of forecast revenues.								45.00%	45.00%
Additional concession fee on excess of forecast revenues.					$ 8.5		$ 9.7		$ 31.7
Concession agreement non payment of amount due period				60 days	60 days
MBJA [Member] | Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of acquired holding interest										74.50%
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period			25 years	25 years	25 years
Concession agreement possible extension period			5 years
PACKAL [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Monthly concession fee payable to AAJ						62.01%	62.01%
Recognized concession fee					$ 19.5		$ 13.7		$ 5.6
Public bidding process paid		$ 2.1
Concession charge	$ 5.0
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Number of operate and develop airports | Airport				12	12
Benefit from use of airport facilities term				50 years	50 years
Amortization term for concessions				49 years	49 years
Amortization term through year				2048-11	2048-11
Company investment plans				The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SCT. Each concessionaire is required to make minimum investments at each airport under the terms of its MDP.	The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SCT. Each concessionaire is required to make minimum investments at each airport under the terms of its MDP.
Percentage of tax to be paid				5.00%	5.00%			5.00%	5.00%
Tax recognized				$ 662,615		$ 405,976		$ 599,053
Mexican concessions [Member] | Top of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession renewed terms				50 years	50 years